Inventory and Contracts in Progress Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory and contracts in progress [abstract]
Total costs incurred contract in progress	€ 1,196
Total profit recognized contracts in progress	69
Total contracts in progress included in work in progress	426
Total amount inventory written off as an expense		€ 567	€ 526
Advances received	€ 11	€ 146	€ 22